Schedule of Investments (unaudited)	iShares® Morningstar Large-Cap Growth ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 4.0%
Tesla Inc.(a)(b)	91,473	$72,586,570

Beverages — 1.4%
Monster Beverage Corp.(a)	286,227	24,853,090

Biotechnology — 1.5%
Vertex Pharmaceuticals Inc.(a)	120,573	27,620,863

Capital Markets — 1.4%
Moody’s Corp.	94,803	25,242,247

Chemicals — 1.4%
Ecolab Inc.	121,078	24,761,662

Commercial Services & Supplies — 1.3%
Cintas Corp.	72,073	22,927,863

Entertainment — 2.2%
Netflix Inc.(a)	76,915	40,948,777

Equity Real Estate Investment Trusts (REITs) — 6.2%
American Tower Corp.	135,689	30,850,251
Crown Castle International Corp.	175,783	27,995,201
Equinix Inc.	39,562	29,274,298
SBA Communications Corp.	90,917	24,426,670
		112,546,420
Health Care Equipment & Supplies — 6.0%
Align Technology Inc.(a)	50,423	26,491,236
Edwards Lifesciences Corp.(a)	316,144	26,107,172
IDEXX Laboratories Inc.(a)	56,438	27,015,742
Intuitive Surgical Inc.(a)	38,471	28,762,458
		108,376,608
Health Care Technology — 1.5%
Veeva Systems Inc., Class A(a)	96,684	26,727,325

Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill Inc.(a)	19,668	29,108,640

Interactive Media & Services — 10.6%
Alphabet Inc., Class A(a)	27,927	51,032,683
Alphabet Inc., Class C, NVS(a)	26,965	49,500,729
Facebook Inc., Class A(a)	254,682	65,792,001
Snap Inc., Class A, NVS(a)	495,941	26,255,116
		192,580,529
Internet & Direct Marketing Retail — 8.4%
Amazon.com Inc.(a)	37,689	120,838,472
MercadoLibre Inc.(a)	17,567	31,260,652
		152,099,124
IT Services — 10.3%
Mastercard Inc., Class A	132,489	41,904,946
PayPal Holdings Inc.(a)	190,288	44,586,381
Square Inc., Class A(a)	133,443	28,818,350
Twilio Inc., Class A(a)	77,096	27,710,615
Visa Inc., Class A	231,614	44,759,406
		187,779,698
Life Sciences Tools & Services — 4.0%
Illumina Inc.(a)	77,293	32,960,827
Thermo Fisher Scientific Inc.	76,832	39,161,270
		72,122,097
Security	Shares	Value

Media — 1.5%
Charter Communications Inc., Class A(a)(b)	45,492	$27,639,119

Metals & Mining — 1.5%
Newmont Corp.	445,820	26,570,872

Pharmaceuticals — 1.5%
Zoetis Inc.	177,269	27,343,743

Professional Services — 1.5%
CoStar Group Inc.(a)	29,883	26,886,034

Road & Rail — 1.5%
Uber Technologies Inc.(a)	533,821	27,187,504

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices Inc.(a)	335,225	28,708,669
NVIDIA Corp.	88,009	45,728,596
QUALCOMM Inc.	239,054	37,359,359
		111,796,624
Software — 23.2%
Adobe Inc.(a)	82,218	37,719,152
Autodesk Inc.(a)	97,459	27,038,050
DocuSign Inc.(a)	115,187	26,825,901
Intuit Inc.	81,500	29,440,245
Microsoft Corp.	645,248	149,671,726
salesforce.com Inc.(a)	167,996	37,893,178
ServiceNow Inc.(a)	56,462	30,667,900
Synopsys Inc.(a)	108,067	27,605,715
Workday Inc., Class A(a)	117,361	26,703,148
Zoom Video Communications Inc., Class A(a)	73,700	27,421,559
		420,986,574
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica Inc.(a)	75,177	24,709,176

Total Common Stocks — 100.0%
(Cost: $1,354,570,987)		1,813,401,159

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	77,902,565	77,949,307
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	427,000	427,000
		78,376,307
Total Short-Term Investments — 4.3%
(Cost: $78,376,307)		78,376,307

Total Investments in Securities — 104.3%
(Cost: $1,432,947,294)		1,891,777,466

Other Assets, Less Liabilities — (4.3)%		(78,056,114)

Net Assets — 100.0%		$1,813,721,352

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Large-Cap Growth ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$33,714,086	$44,243,388	(a)	$—		$19,764	$(27,931)	$77,949,307	77,902,565	$88,537	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	2,337,000	—		(1,910,000	)(a)	—	—	427,000	427,000	1,674		—
						$19,764	$(27,931)	$78,376,307		$90,211		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
XAK Technology	2	03/19/21	$260	$1,156

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,813,401,159	$—	$—	$1,813,401,159
Money Market Funds	78,376,307	—	—	78,376,307
	$1,891,777,466	$—	$—	$1,891,777,466
Derivative financial instruments(a)
Assets
Futures Contracts	$1,156	$—	$—	$1,156

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

2